SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIPS (Details)		6 Months Ended	12 Months Ended
		Jun. 30, 2025	Dec. 31, 2024
Mr. Hongzhong Yu [Member]
Related Party Transaction [Line Items]
Relationship with the company		Senior management of Huizhou Jingyang	Senior management of Huizhou Yipeng
Mr. Jianqin Shu [Member]
Related Party Transaction [Line Items]
Relationship with the company	[1]		Shareholder of the Company
Mr. Zhijiang Chen [Member]
Related Party Transaction [Line Items]
Relationship with the company		Director of the Company	Director of the Company
Mr. Jiliang Dong [Member]
Related Party Transaction [Line Items]
Relationship with the company		Executive director of the Company	Executive director of the Company
Mr.Xiusheng Wang [Member]
Related Party Transaction [Line Items]
Relationship with the company		Senior management of Huizhou Jingyang	Senior management of Huizhou Yipeng
Shenzhen High-power Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company		Affiliate of non-controlling interest shareholder	Affiliate of non-controlling interest shareholder
Huizhou Kelie Precision Products Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company		Affiliate of non-controlling interest shareholder	Affiliate of non-controlling interest shareholder
Beijing Xinlongmai Enterprise Management Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company		Afficilate of non-controlling interest shareholder	Afficilate of non-controlling interest shareholder
Huizhou Highpower Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship with the company		Afficilate of non-controlling interest shareholder power	Afficilate of non-controlling interest shareholder power”)
Ms. Xiaodan Liu [Member]
Related Party Transaction [Line Items]
Relationship with the company		CEO of Elong Power	CEO of Elong Power
Mr. Shilin Xun [Member]
Related Party Transaction [Line Items]
Relationship with the company		Senior management of the Company	Senior management of the Company
Phylion Battery Co.,Ltd [Member]
Related Party Transaction [Line Items]
Relationship with the company		Affiliate of non-controlling interest shareholder	Affiliate of non-controlling interest shareholder
Mr Wei Zou [Member]
Related Party Transaction [Line Items]
Relationship with the company		Senior management of Ganzhou Zhangyang

[1]	Mr.Jianqin Shu has not served as an executive of the company since 2024 nor held more than 10% of the Company’s shares, he is no longer considered a related party since 2024.